Lines of credit and loan facilities (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Lines of credit and loan facilities
Amount reserved for the issuance of bank acceptance	¥ 23,297,902
Amount reserved for bank guarantee	995,014
Unsecured revolving lines of credit
Lines of credit and loan facilities
Revolving lines of credit	¥ 75,337,037